The Gabelli Global Utility & Income Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 80.2%
	ENERGY AND UTILITIES — 37.5%
	Alternative Energy — 0.7%
	U.S. Companies
13,000	NextEra Energy Partners LP	$686,920
7,000	Ormat Technologies Inc.	520,030

		1,206,950

	Diversified Industrial — 1.8%
	Non U.S. Companies
4,000	Altran Technologies SA	62,825
16,000	Bouygues SA	640,893
15,800	Jardine Matheson Holdings Ltd.	845,300
17,000	Jardine Strategic Holdings Ltd.	507,960

	U.S. Companies
17,000	Flowserve Corp.	794,070
20,000	General Electric Co.	178,800

		3,029,848

	Electric Transmission and Distribution — 2.9%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	82,153
1,000	Ascendant Group Ltd.	33,000
28,000	Enel Chile SA, ADR	117,880
11,000	Fortis Inc.	465,041
7,500	Landis+Gyr Group AG	672,186
20,000	Red Electrica Corp. SA	406,226

	U.S. Companies
2,400	Consolidated Edison Inc.	226,728
32,912	Twin Disc Inc.†	348,538
4,000	Unitil Corp.	253,760
24,000	WEC Energy Group Inc.	2,282,400

		4,887,912

	Energy and Utilities: Integrated — 21.1%
	Non U.S. Companies
140,000	A2A SpA	256,968
17,000	BP plc, ADR	645,830
10,000	Chubu Electric Power Co. Inc.	144,740
152,000	Datang International Power Generation Co. Ltd., Cl. H	31,417
2,000	E.ON SE	19,443
14,000	E.ON SE, ADR	135,520
7,000	EDP - Energias de Portugal SA	27,177
9,000	EDP - Energias de Portugal SA, ADR	351,900
10,000	Electric Power Development Co. Ltd.	227,977
27,500	Emera Inc.	1,207,231
8,500	Endesa SA	223,648
28,000	Enel Americas SA, ADR	255,080
152,000	Enel SpA	1,135,026

Shares		Market Value
3,000	Eni SpA	$45,889
5,000	Eni SpA, ADR	152,450
225,000	Hera SpA	923,572
12,000	Hokkaido Electric Power Co. Inc.	63,149
22,000	Hokuriku Electric Power Co.†	147,718
14,000	Huaneng Power International Inc., ADR	266,700
213,002	Iberdrola SA	2,213,900
34,000	Korea Electric Power Corp., ADR†	368,560
22,000	Kyushu Electric Power Co. Inc.	207,538
10,000	Shikoku Electric Power Co. Inc.	94,243
15,000	The Chugoku Electric Power Co. Inc.	192,694
14,000	The Kansai Electric Power Co. Inc.	156,476
10,000	Tohoku Electric Power Co. Inc.	97,480
100	Uniper SE	3,280
2,000	Verbund AG	109,431

	U.S. Companies
2,000	ALLETE Inc.	174,820
20,000	Ameren Corp.	1,601,000
27,500	American Electric Power Co. Inc.	2,576,475
2,500	Avangrid Inc.	130,625
17,100	Avista Corp.	828,324
2,400	Black Hills Corp.	184,152
11,007	Dominion Energy Inc.	892,007
10,000	Duke Energy Corp.	958,600
28,000	El Paso Electric Co.	1,878,240
800	Evergy Inc.	53,248
24,000	Eversource Energy	2,051,280
15,000	Hawaiian Electric Industries Inc.	684,150
14,400	MGE Energy Inc.	1,150,128
5,500	NextEra Energy Inc.	1,281,445
36,000	NiSource Inc.	1,077,120
10,500	NorthWestern Corp.	788,025
37,000	OGE Energy Corp.	1,679,060
11,000	Otter Tail Corp.	591,250
4,000	PG&E Corp.†	40,000
14,000	Pinnacle West Capital Corp.	1,358,980
7,000	PPL Corp.	220,430
29,000	Public Service Enterprise Group Inc.	1,800,320
105,000	The AES Corp.	1,715,700
20,000	The Southern Co.	1,235,400
18,000	Xcel Energy Inc.	1,168,020

		35,823,836

	Natural Gas Integrated — 2.4%
	Non U.S. Companies
80,000	Snam SpA	404,068

	U.S. Companies
8,800	Apache Corp.	225,280
14,000	Kinder Morgan Inc.	288,540
60,000	National Fuel Gas Co.	2,815,200

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
	U.S. Companies (Continued)
4,000	ONEOK Inc.	$294,760

		4,027,848

	Natural Gas Utilities — 3.2%
	Non U.S. Companies
1,500	Enagas SA	34,759
9,800	Engie, ADR	159,642
1,000	Engie SA	16,328
16,000	Italgas SpA	103,275
101,000	National Grid plc	1,095,178
15,000	National Grid plc, ADR	811,950
50,000	Valener Inc.	980,866

	U.S. Companies
8,000	Atmos Energy Corp.	911,120
2,000	Chesapeake Utilities Corp.	190,640
1,300	ONE Gas Inc.	124,943
10,000	Southwest Gas Holdings Inc.	910,400
2,000	Spire Inc.	174,480

		5,513,581

	Natural Resources — 0.4%
	Non U.S. Companies
12,000	Cameco Corp.	114,000

	U.S. Companies
21,000	California Resources Corp.†	214,200
10,000	CNX Resources Corp.†	72,600
1,000	CONSOL Energy Inc.†	15,630
644	Diamondback Energy Inc.	57,902
4,694	Occidental Petroleum Corp.	208,742

		683,074

	Oil — 0.7%
	Non U.S. Companies
4,000	PetroChina Co. Ltd., ADR	203,240
10,000	Petroleo Brasileiro SA, ADR	144,700
9,000	Royal Dutch Shell plc, Cl. A, ADR	529,650

	U.S. Companies
1,000	Chevron Corp.	118,600
1,000	ConocoPhillips	56,980
6,000	Devon Energy Corp.	144,360
10,000	Whiting Petroleum Corp.†	80,300

		1,277,830

	Services — 1.5%
	Non U.S. Companies
37,000	ABB Ltd., ADR	727,790

Shares		Market Value
23,000	Enbridge Inc.	$806,840
5,726	First Sensor AG	200,026
370,000	Weatherford International plc†	10,286

	U.S. Companies
12,000	AZZ Inc.	522,720
10,000	Halliburton Co.	188,500
1,500	National Oilwell Varco Inc.	31,800

		2,487,962

	Water — 2.6%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	82,450
98,000	Severn Trent plc	2,608,722
35,000	United Utilities Group plc	355,375

	U.S. Companies
9,000	Aqua America Inc.	403,470
5,400	California Water Service Group	285,822
4,000	Middlesex Water Co.	259,840
6,500	SJW Group	443,885

		4,439,564

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	7,861
12,000	Veolia Environnement SA	304,228

		312,089

	TOTAL ENERGY AND UTILITIES	63,690,494

	OTHER — 26.3%
	Aerospace — 1.2%
	Non U.S. Companies
110,000	Rolls-Royce Holdings plc	1,071,719
8,000	Transat AT Inc.†	89,067
15,000	WestJet Airlines Ltd.	346,454

	U.S. Companies
14,000	AAR Corp.	576,940

		2,084,180

	Automotive — 0.0%
	Non U.S. Companies
350	Ferrari NV	53,932

	Automotive: Parts and Accessories — 0.1%
	Non U.S. Companies
4,000	Linamar Corp.	130,037

	Building and Construction — 0.2%
	Non U.S. Companies
500	Acciona SA	52,917

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Building and Construction (Continued)
	Non U.S. Companies (Continued)
1,500	Sika AG	$219,428

	U.S. Companies
4,000	Arcosa Inc.	136,840

		409,185

	Business Services — 1.6%
	Non U.S. Companies
54,000	JCDecaux SA	1,462,021
1,200	Mellanox Technologies Ltd.†	131,508
150,000	Sistema PJSFC, GDR	579,600

	U.S. Companies
25,000	Diebold Nixdorf Inc.†	280,000
8,000	Macquarie Infrastructure Corp.	315,760

		2,768,889

	Computer Software and Services — 0.5%
	Non U.S. Companies
2,000	Prosus NV†	146,817
80,000	Scisys Group plc	247,876
2,000	Tencent Holdings Ltd.	84,259

	U.S. Companies
2,430	Global Payments Inc.	386,370

		865,322

	Consumer Products — 1.4%
	Non U.S. Companies
15,000	Scandinavian Tobacco Group A/S	175,512
45,000	Swedish Match AB	1,860,972

	U.S. Companies
5,000	Brunswick Corp.	260,600

		2,297,084

	Consumer Services — 0.3%
	U.S. Companies
13,300	Matthews International Corp., Cl. A	470,687

	Diversified Industrial — 0.3%
	Non U.S. Companies
5,000	Ardagh Group SA	78,400

	U.S. Companies
20,100	Trinity Industries Inc.	395,568

		473,968

	Electronics — 1.7%
	Non U.S. Companies
48,000	Sony Corp., ADR	2,838,240

Shares		Market Value
	Entertainment — 1.7%
	Non U.S. Companies
88,000	Grupo Televisa SAB, ADR	$860,640
2,000	Naspers Ltd., Cl. N	303,077
48,000	Vivendi SA	1,317,362

	U.S. Companies
15,000	Fox Corp., Cl. B	473,100

		2,954,179

	Financial Services — 3.0%
	Non U.S. Companies
3,000	Brookfield Asset Management Inc., Cl. A	159,270
8,000	Deutsche Bank AG	60,000
4,000	Dream Global Real Estate Investment Trust	50,179
48,000	GAM Holding AG†	192,375
20,000	Janus Henderson Group plc	449,200
10,000	Kinnevik AB, Cl. A	274,785
100,000	Resona Holdings Inc.	428,208

	U.S. Companies
10,000	AllianceBernstein Holding LP	293,500
24,000	Bank of America Corp.	700,080
1,500	M&T Bank Corp.	236,955
10,000	The Bank of New York Mellon Corp.	452,100
3,000	The Goldman Sachs Group Inc.	621,690
4,500	The Hartford Financial Services Group Inc.	272,745
2,000	The PNC Financial Services Group Inc.	280,320
12,430	UGI Corp.	624,856

		5,096,263

	Food and Beverage — 4.4%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	812,284
3,000	Chr. Hansen Holding A/S	254,630
18,000	Cott Corp.	224,460
80,000	Davide Campari-Milano SpA	722,857
8,000	Diageo plc, ADR	1,308,160
1,000	Fomento Economico Mexicano SAB de CV, ADR	91,580
6,000	Heineken NV	648,479
20,000	Maple Leaf Foods Inc.	448,655
11,000	Nestlé SA	1,193,407
3,000	Pernod Ricard SA	534,295
1,000	Yakult Honsha Co. Ltd.	55,861

	U.S. Companies
1,000	General Mills Inc.	55,120
7,000	McCormick & Co. Inc., Non-Voting	1,094,100

		7,443,888

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Health Care — 2.9%
	Non U.S. Companies
13,000	Allergan plc	$2,187,770

	U.S. Companies
1,000	Bristol-Myers Squibb Co.	50,710
2,500	Johnson & Johnson	323,450
40,000	Owens & Minor Inc.	232,400
22,000	Spark Therapeutics Inc.†	2,133,560

		4,927,890

	Hotels and Gaming — 3.1%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	95,503
110,000	International Game Technology plc	1,563,100
460,000	Mandarin Oriental International Ltd.	717,600
340,000	The Hongkong & Shanghai Hotels Ltd.	330,990
650,000	William Hill plc	1,499,705

	U.S. Companies
4,000	Churchill Downs Inc.	493,820
6,600	Ryman Hospitality Properties Inc., REIT	539,946

		5,240,664

	Machinery — 1.6%
	Non U.S. Companies
185,000	CNH Industrial NV	1,877,750

	U.S. Companies
10,000	CIRCOR International Inc.†	375,500
6,000	Xylem Inc.	477,720

		2,730,970

	Specialty Chemicals — 2.1%
	Non U.S. Companies
10,000	Axalta Coating Systems Ltd.†	301,500
800	Givaudan SA	2,231,552

	U.S. Companies
18,000	Versum Materials Inc.	952,740

		3,485,792

	Transportation — 0.2%
	U.S. Companies
5,000	GATX Corp.	387,650

	TOTAL OTHER	44,658,820

	COMMUNICATIONS — 16.3%
	Cable and Satellite — 4.9%
	Non U.S. Companies
10,000	Cogeco Inc.	720,383
70,000	ITV plc	108,360
25,104	Liberty Global plc, Cl. A†	621,324

Shares		Market Value
48,000	Liberty Global plc, Cl. C†	$1,141,920
14,000	Liberty Latin America Ltd., Cl. A†	238,980
20,000	Liberty Latin America Ltd., Cl. C†	341,900
45,000	Rogers Communications Inc., Cl. B	2,192,850

	U.S. Companies
150	Charter Communications Inc., Cl. A†	61,818
15,000	Comcast Corp., Cl. A	676,200
39,411	DISH Network Corp., Cl. A†	1,342,733
6,000	EchoStar Corp., Cl. A†	237,720
168	Liberty Broadband Corp., Cl. B†	17,774
85,000	WideOpenWest Inc.†	523,600

		8,225,562

	Telecommunications — 9.0%
	Non U.S. Companies
19,000	Axel Springer SE†	1,304,675
36,500	BCE Inc.	1,766,965
28,500	BT Group plc, ADR(a)	308,655
52,000	Deutsche Telekom AG, ADR	868,920
4,000	DNA Oyj	91,033
200,000	Inmarsat plc	1,438,074
465,000	Koninklijke KPN NV	1,450,036
3,500	Maroc Telecom	51,119
1,391	Millicom International Cellular SA	67,700
5,000	Orange SA, ADR	77,850
31,151	Orascom Investment Holding, GDR†	4,517
80,000	Pharol SGPS SA†	9,731
8,000	Proximus SA	237,610
1,200	Swisscom AG	591,914
2,000	Swisscom AG, ADR	98,540
40,000	Telecom Italia SpA†	22,824
12,000	Telefonica Brasil SA, ADR	158,040
45,000	Telefonica Deutschland Holding AG	125,465
67,000	Telefonica SA, ADR	509,200
70,000	Telekom Austria AG	508,899
22,000	Telenet Group Holding NV†	1,038,290
250,000	VEON Ltd., ADR	600,000

	U.S. Companies
20,000	AT&T Inc.	756,800
68,000	CenturyLink Inc.	848,640
4,000	Telephone & Data Systems Inc.	103,200
1,000	T-Mobile US Inc.†	78,770
37,000	Verizon Communications Inc.	2,233,320

		15,350,787

	Wireless Communications — 2.4%
	Non U.S. Companies
4,000	America Movil SAB de CV, Cl. L, ADR	59,440
37,800	Millicom International Cellular SA, SDR	1,833,928
6,000	Mobile TeleSystems PJSC, ADR	48,600

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
	Non U.S. Companies (Continued)
6,000	SK Telecom Co. Ltd., ADR	$133,200
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	115,600
78,000	Vodafone Group plc, ADR	1,552,980

	U.S. Companies
6,500	United States Cellular Corp.†	244,270

		3,988,018

	TOTAL COMMUNICATIONS	27,564,367

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	118,800

	TOTAL COMMON STOCKS	136,032,481

	CLOSED-END FUNDS — 0.1%
10,000	Altaba Inc.	194,800

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	22,989

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(b)	31,140

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 19.7%
$33,469,000	U.S. Treasury Bills, 1.752% to 2.222%††, 10/10/19 to 03/19/20(c)	$33,399,919

	TOTAL INVESTMENTS — 100.0%
	(Cost $139,939,293)	$169,681,329

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At September 30, 2019, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	59.0%	$100,064,650
Europe	29.3	49,656,111
Canada	5.6	9,559,992
Japan	2.7	4,654,323
Asia/Pacific	2.1	3,584,730
Latin America	1.1	1,802,810
South Africa	0.2	303,077
Africa/Middle East	0.0*	55,636

Total Investments	100.0%	$169,681,329

*	Amount represents less than 0.05%.